SEGMENT INFORMATION - Segment Reporting Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Operations:
Total operating revenues	$ 298,429	$ 267,740	$ 260,273
Administrative expenses	(33,462)	(38,100)	(35,311)
Adjusted EBITDA	355,771	362,980	182,178
Net (loss)/income from equity method investments	(2,520)	19,041	1,080
Severance costs			500
Balance Sheet:
Total assets	4,083,987	4,279,560
Equity method investments	53,982	104,108	52,215
Capital expenditures (notes 18, 19 and 20)	581,383	304,193
Assets held for sale		721
Vessel management fees and other revenues
Statement of Operations:
Total operating revenues	35,086	44,085	27,777
Continuing operations
Statement of Operations:
Other operating losses		(15,417)
Net (loss)/income from equity method investments	(2,520)	19,041	1,080
Balance Sheet:
Total assets		4,278,839
Equity method investments		104,108
Capital expenditures (notes 18, 19 and 20)		304,193
Operating segments | Continuing operations
Statement of Operations:
Total operating revenues	298,429	267,740	260,273
Vessel operating expenses	91,149	72,802	(64,366)
Voyage, charterhire and commission expenses	2,183	(2,444)	669
Administrative expenses	(33,462)
Administrative expenses		(38,100)	(35,311)
Project development expenses	(39,130)		(2,521)
Project development income/(expenses)		(8,017)
Realized gain on oil and gas derivative instruments (note 8)	199,907	232,020	24,772
Other operating income	23,359
Adjusted EBITDA	355,771	362,980	182,178
Net (loss)/income from equity method investments	(2,520)	19,041	1,080
Operating segments | FLNG | FLNG Study
Statement of Operations:
Total operating revenues		900
Operating segments | FLNG | Continuing operations
Statement of Operations:
Total operating revenues	245,418	214,825	221,020
Vessel operating expenses	65,748	58,583	(51,195)
Voyage, charterhire and commission expenses	583	(600)	600
Administrative expenses	(417)
Administrative expenses		22	(241)
Project development expenses	(4,151)		(3,171)
Project development income/(expenses)		(5,335)
Realized gain on oil and gas derivative instruments (note 8)	199,907	232,020	24,772
Other operating income	15,542
Other operating losses		(15,417)
Adjusted EBITDA	389,968	366,932	190,585
Net (loss)/income from equity method investments	0	0	0
Balance Sheet:
Total assets	3,160,457	2,815,552
Equity method investments	0	0
Capital expenditures (notes 18, 19 and 20)	568,485	301,292
Operating segments | Corporate and other | Continuing operations
Statement of Operations:
Total operating revenues	35,086	43,230	27,777
Vessel operating expenses	19,248	6,578	(12,119)
Voyage, charterhire and commission expenses	19	(34)	(166)
Administrative expenses	(33,031)
Administrative expenses		(38,224)	(34,913)
Project development expenses	(34,909)		507
Project development income/(expenses)		(2,637)
Realized gain on oil and gas derivative instruments (note 8)	0	0	0
Other operating income	7,817
Other operating losses		0
Adjusted EBITDA	(44,304)	(4,243)	(18,582)
Net (loss)/income from equity method investments	(4,834)	(5,193)	1,080
Balance Sheet:
Total assets	866,088	1,410,587
Equity method investments	53,982	48,669
Capital expenditures (notes 18, 19 and 20)	4,406	0
Operating segments | Shipping | Continuing operations
Statement of Operations:
Total operating revenues	17,925	9,685	11,476
Vessel operating expenses	6,153	7,641	(1,052)
Voyage, charterhire and commission expenses	1,581	(1,810)	235
Administrative expenses	(14)
Administrative expenses		102	(157)
Project development expenses	(70)		143
Project development income/(expenses)		(45)
Realized gain on oil and gas derivative instruments (note 8)	0	0	0
Other operating income	0
Other operating losses		0
Adjusted EBITDA	10,107	291	10,175
Net (loss)/income from equity method investments	2,314	24,234	$ 0
Balance Sheet:
Total assets	57,442	52,700
Equity method investments	0	55,439
Capital expenditures (notes 18, 19 and 20)	$ 8,492	$ 2,901